Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 48,138	$ 82,636
Deferred Tax Assets, Goodwill and Intangible Assets	2,791	2,535
Deferred Tax Assets, Tax Credit Carryforwards	2,133	3,380
Deferred Tax Assets, Inventory	1,906	2,344
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	920	852
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	550	1,198
Deferred Tax Assets, Other	2,708	1,325
Deferred Tax Assets, Gross	59,146	94,270
Deferred Tax Assets, Valuation Allowance	(59,039)	(93,516)
Deferred Tax Assets, Net of Valuation Allowance	107	754
Deferred Tax Liabilities, Intangible Assets	(3,063)	(3,366)
Deferred Tax Liabilities, Property, Plant and Equipment	(144)	(143)
Deferred Tax Liabilities, Gross	(3,207)	(3,509)
Deferred Tax Liabilities, Net	$ (3,100)	$ (2,755)